Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013 concept		Dec. 31, 2012
Operating Activities:
Net income	$ 106,618		$ 174,792		$ 150,230
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	195,162		193,700		179,147
Amortization of Intangible Assets Including Discontinued Operations	14,692		10,933		5,378
Share-based payments expense	13,384		16,831		19,362
Windfall excess tax benefits related to share-based payments	(1,964)		(3,698)		(5,740)
Deferred income taxes	(22,611)		(10,933)		87,573
Impairment expense	0		32,732		0
(Income) loss from equity method investments, net	28,734		(19,928)		5,184
Amortization of deferred financing fees and debt discount	4,116		6,394		9,235
Loss from early extinguishment of debt	2,018		6,013		953
Other	(1,750)		(2,039)		(5,053)
Cash flows from changes in operating assets and liabilities:
Accounts receivable, net	8,671		7,978		(17,061)
Content library	19,747		(22,459)		(30,693)
Prepaid expenses and other current assets	44,282		(50,542)		(6,963)
Other assets	1,702		230		858
Accounts payable	(68,912)		1,491		60,104
Accrued payable to retailers	(6,847)		(4,088)		10,461
Other accrued liabilities	1,309		(9,573)		2,787
Net Cash Provided by (Used in) Operating Activities	338,351	[1]	327,834	[1]	465,762	[1]
Investing Activities:
Purchases of property and equipment	(97,924)		(161,412)		(209,910)
Proceeds from sale of property and equipment	1,977		13,344		1,131
Acquisition of business, net of cash acquired	0		244,036		0
Receipt of note receivable principal	0		22,913		0
Cash paid for equity investments	(24,500)		(28,000)		(39,727)
Payments for (Proceeds from) Other Investing Activities	5,000		0		0
Net Cash Provided by (Used in) Investing Activities	(115,447)	[1]	(397,191)	[1]	(348,506)	[1]
Financing Activities:
Proceeds from issuance of senior unsecured notes	295,500		343,769		0
Proceeds from new borrowing on Credit Facility	642,000		400,000		0
Principal payments on Credit Facility	(680,125)		(215,313)		(10,938)
Financing costs associated with Credit Facility and senior unsecured notes	(2,911)	[2]	(2,203)		0
Settlement and conversion of convertible debt	(51,149)		(172,211)		(20,575)
Repurchases of common stock	(545,091)	[3]	(195,004)		(139,724)
Principal payments on capital lease obligations and other debt	(13,996)		(14,834)		(16,392)
Windfall excess tax benefits related to share-based payments	1,964		3,698		5,740
Withholding tax paid on vesting of restricted stock net of proceeds from exercise of stock options	(520)		8,460		4,592
Net Cash Provided by (Used in) Financing Activities	(354,328)	[1]	156,362	[1]	(177,297)	[1]
Effect of Exchange Rate on Cash and Cash Equivalents	2,683		1,538		1,080
Cash and Cash Equivalents, Period Increase (Decrease)	(128,741)		88,543		(58,961)	[1]
Cash and cash equivalents:
Beginning of period	371,437		282,894		341,855
End of period	242,696		371,437		282,894
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	41,614		20,699		13,112
Cash paid during the period for income taxes, net	36,777		55,989		9,211
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment financed by capital lease obligations	8,198		7,408		19,174
Purchases of property and equipment included in ending accounts payable	8,255		6,656		25,706
Non-cash gain included in equity investments	0		68,376		0
Common stock issued on conversion of callable convertible debt, net of tax	24,255		14,292		0
Non-cash debt issue costs	4,500	[2]	6,231		0
Additional cash flow information
Number of discontinued concepts			4
Deferred Finance Costs, Gross and Debt Instrument, Unamortized Discount	8,200
Debt Instrument, Unamortized Discount	8,783		6,763
Principal	956,250		745,523
Payments of Financing Costs	(2,911)	[2]	(2,203)		0
Debt discount	800
Cost of repurchases of common stock, including tender offer fees	545,100
Tender Offer [Member]
Additional cash flow information
Professional fees paid	3,720
Payments for Fees	3,700
Senior Notes | Senior Unsecured Notes due 2021
Additional cash flow information
Debt Instrument, Unamortized Discount	4,152
Principal	300,000
Senior Notes | Senior Unsecured Notes due 2019
Additional cash flow information
Debt Instrument, Unamortized Discount	4,296		5,317
Principal	350,000		350,000
Deferred Finance Costs, Gross	1,500
Credit Facility
Additional cash flow information
Deferred Finance Costs, Gross	2,200
Revolving Line of Credit | Credit Facility
Additional cash flow information
Debt Instrument, Unamortized Discount	0		0
Principal	160,000		0
ecoATM [Member]
Supplemental disclosure of non-cash investing and financing activities:
Non-cash gain included in equity investments	0		68,376		0
ecoATM [Member]
Investing Activities:
Acquisition of business, net of cash acquired			244,036
NCR [Member]
Investing Activities:
Acquisition of business, net of cash acquired	$ 0		$ 0		$ 100,000

[1]	During the first quarter of 2015, we discontinued our Redbox operations in Canada and during 2013, we discontinued four ventures, Orango, Rubi, Crisp Market, and Star Studio. Cash flows from these discontinued operations are not segregated from cash flows from continuing operations in all periods presented. See Note 12: Discontinued Operations for cash flow disclosures related to our discontinued Redbox operations in Canada.
[2]	Total financing costs associated with the Credit Facility and senior unsecured notes issued in the second quarter of 2014 were $8.2 million composed of non-cash debt issue costs of $4.5 million recorded as debt discount associated with our issuance of $300.0 million senior unsecured notes due 2021, $1.5 million in deferred financing fees associated with the senior unsecured notes, and $2.2 million in deferred financing fees associated with the refinancing of our credit facility. The cash payments for financing costs associated with the Credit Facility and senior unsecured notes in 2014 were $2.9 million. The remaining accrued balance of the total financing cost as of December 31, 2014 was $0.8 million.
[3]	The total cost of repurchases of common stock in 2014 was $545.1 million, which includes $3.7 million in fees and expenses relating to the tender offer recorded as part of the cost of treasury stock in our Consolidated Balance Sheets. The cash payments for the tender offer fees in 2014 were $3.7 million.